SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION
SEGMENT INFORMATION

6.    SEGMENT INFORMATION

Management (chief operating decision maker) analyzes and reviews results of the Group’s operating segments separately based on the nature of products and services, regulatory environments and geographic areas. Management of the Group evaluates the performance of each segment based on revenue and operating profit, excluding depreciation and amortization and impairment of non-current assets measured on the basis consistent with IFRS consolidated financial statements (the relevant financial indicator called OIBDA). Management does not analyze assets or liabilities by reportable segments.

The Group identified the following reportable segments:

Telecom: represents the results of mobile and fixed line operations, which encompasses services rendered to customers across the regions of Russia, including voice and data services, transmission, broadband, pay-TV and various value-added services and retail operations.

Fintech: represents the results of banking services, investment management and services of credit broker, rendered to customers across regions of Russia.

Ukraine: was ceased to be presented as a separate operating segment due to its disposal in December 2019 (Note 11).

In 2021 management of the Group has changed the composition of operating segments, by dividing operations of the Group’s subsidiary MGTS (previously constituted Moscow Fixed Line reportable segment) into two operating segments. Operations of the established “MGTS service” operating segment comprised primarily maintenance and development of fixed-line network infrastructure. The segment generates revenues mainly from granting own network infrastructure in rent. Operations of the established component “MGTS commercial” include client relationships and related fixed-line services, generating revenue from existing subscribers. The operating and financial results of “MGTS commercial” are reviewed jointly with “Russia convergent” segment, in line with focus on convergent products development, while the results of “MGTS service” are monitored separately. Consequently, “MGTS service” represents a separate operating segment. “MGTS commercial” and “Russia convergent” are presented as one operating segment – “Telecom”.

Financial results of operating segment “MTS-Bank” were supplemented with operations of investment management and credit broker services in connection with acquisition of LLC Sistema Capital and acquisition of Credit Consulting. New operating segment was called “Fintech”.

At the end of 2020 the management’s change of approach for reviewing of Group’s operational results led to separation of two new segments – Cloud and WASD. Cloud represents operational results of Group MTS business aimed at cloud services. WASD is the MTS streaming platform. Cloud and WASD were moved from “Telecom” operating segment to the “Other” category.

Management change assessment of expenses amount allocated to HQ in relation with sale of MTS Ukraine in 2019.

On October 30, 2020, the Group entered into a sale agreement with Sistema to dispose of 100% share in JSC “Nvision Group”, which provided integration services, as well as the sales of software, and constituted “System Integrator” operating segment included in “Other” reportable segment.

In order to reflect changes in segments’ composition, segment disclosures for 2019 and 2020 were retrospectively restated.

The “Other” category does not constitute a reportable segment. It includes the results of a number of other operating segments that do not meet the quantitative thresholds for separate reporting, such as Turkmenistan, Armenia, MGTS Service, Cloud, Artificial Intelligence and others.

The intercompany eliminations presented below primarily consist of sales transactions between segments conducted under the normal course of operations.

Financial information by reportable segments is presented below:

Year ended December 31, 2021:

			Total of
			reportable		HQ and
	Telecom	Fintech	segments	Other	elimination	Consolidated
Revenue
External customers	444,175	46,836	491,011	43,296	96	534,403
Intersegment	4,138	2,771	6,909	19,527	(26,436)	—
Total revenue	448,313	49,607	497,920	62,823	(26,340)	534,403

OIBDA	204,194	8,834	213,028	24,700	(8,371)	229,357

Depreciation and amortization						(111,088)
Impairment of non-current assets						10
Operating profit						118,279

Year ended December 31, 2020:

			Total of
			reportable		HQ and
	Telecom	Fintech	segments	Other	elimination	Consolidated
Revenue
External customers	425,059	33,773	458,832	36,002	92	494,926
Intersegment	4,260	2,449	6,709	13,130	(19,839)	—
Total revenue	429,319	36,222	465,541	49,132	(19,747)	494,926

OIBDA	200,911	3,862	204,773	18,026	(7,649)	215,150

Depreciation and amortization						(100,234)
Impairment of non-current assets						(2,023)
Operating profit						112,893

Year ended December 31, 2019:

			Total of
			reportable		HQ and
	Telecom	Fintech	segments	Other	elimination	Consolidated
Revenue
External customers	381,697	29,304	411,001	59,510	94	470,605
Intersegment	9,406	1,881	11,287	12,063	(23,350)	—
Total revenue	391,103	31,185	422,288	71,573	(23,256)	470,605

OIBDA	174,010	4,574	178,584	39,243	(6,203)	211,624

Depreciation and amortization						(96,195)
Impairment of non-current assets						148
Operating profit						115,577

The consolidated operating profit is reconciled to the consolidated profit before tax on the face of the consolidated statement of profit or loss.

Financial information by geographic area is presented below:

Revenue	2021	2020	2019

Russia	520,671	481,536	459,415
Other	13,732	13,390	11,190

Total revenue	534,403	494,926	470,605

	December 31,
Non-current assets(1)	2021	2020

Russia	442,655	401,743
Other	11,546	11,205

Total non-current assets:	454,201	412,948
(1)Comprises property, plant and equipment, goodwill and other intangible assets.

Revenues from external customers and non-current assets are allocated to individual countries based on location of operations. No single customer represents 10% or more of the consolidated revenue.

Disaggregation of revenue:

			Total of reportable		HQ and
Year ended December 31, 2021:	Telecom	Fintech	segments	Other	elimination	Consolidated

Revenue
Connectivity services	375,718	—	375,718	29,810	96	405,624
Sales of goods	67,392	—	67,392	9,334	—	76,726
Fintech services	—	46,836	46,836	—	—	46,836
Other services	1,065	—	1,065	4,152	—	5,217
External Customers	444,175	46,836	491,011	43,296	96	534,403
Intersegment	4,138	2,771	6,909	19,527	(26,436)	—
Total revenue	448,313	49,607	497,920	62,823	(26,340)	534,403
Thereof:
Recognised over time	376,783	27,516	404,299	33,962	96	438,357
Recognised at point of time	67,392	19,320	86,712	9,334	—	96,046
	444,175	46,836	491,011	43,296	96	534,403

			Total of reportable		HQ and
Year ended December 31, 2020:	Telecom	Fintech	segments	Other	elimination	Consolidated

Revenue
Connectivity services	363,131	—	363,131	24,894	92	388,117
Sales of goods	61,495	—	61,495	7,983	—	69,478
Fintech services	—	33,773	33,773	—	—	33,773
Other services	433	—	433	3,125	—	3,558
External Customers	425,059	33,773	458,832	36,002	92	494,926
Intersegment	4,260	2,449	6,709	13,130	(19,839)	—
Total revenue	429,319	36,222	465,541	49,132	(19,747)	494,926
Thereof:
Recognised over time	363,564	24,367	387,931	28,019	92	416,042
Recognised at point of time	61,495	9,406	70,901	7,983	—	78,884
	425,059	33,773	458,832	36,002	92	494,926

			Total of reportable		HQ and
Year ended December 31, 2019:	Telecom	Fintech	segments	Other	elimination	Consolidated

Revenue
Connectivity services	323,551	—	323,551	49,735	94	373,380
Sales of goods	57,677	—	57,677	6,450	—	64,127
Fintech services	—	29,304	29,304	—	—	29,304
Other services	469	—	469	3,325	—	3,794
External Customers	381,697	29,304	411,001	59,510	94	470,605
Intersegment	9,406	1,881	11,287	12,063	(23,350)	—
Total revenue	391,103	31,185	422,288	71,573	(23,256)	470,605
Thereof:
Recognised over time	324,020	21,996	346,016	53,060	94	399,170
Recognised at point of time	57,677	7,308	64,985	6,450	—	71,435
	381,697	29,304	411,001	59,510	94	470,605